Note 10 - Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December 31
	2011				2012
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets not subject to amortization:
Trademarks	$914,155	-	$(914,155)	-	-	-	-
Stock exchange trading right	64,332	-	(64,332)	-	-	-	-
Futures exchange trading right	64,332	-	(64,332)	-	-	-	-
Intangible assets subject to amortization:
Completed technology	922,090	(922,090)	-	-	66,820	(7,276)	59,544
Customer relationship	744,338	(744,338)	-	-	-	-	-
Value-added service license	29,361	(29,361)	-	-	-	-	-
Agreement with mobile operators	13,173	(13,173)	-	-	-	-	-
Securities consulting license and related trademarks	3,713,487	(713,270)	(3,000,217)	-	4,833,877	(218,184)	4,615,693
Intellectual property	79,354	(44,306)	(35,048)	-	-	-	-
	$6,544,622	$(2,466,538)	$(4,078,084)	-	$4,900,697	$(225,460)	$4,675,237